Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Operating activities
Loss before income tax	$ (2,334,984)	$ (3,129,812)	$ (2,051,903)	$ (1,935,626)
Adjustments for:
Amortization of intangible assets	9,848	13,200	13,212	11,207
Depreciation of property, plant and equipment	283,249	379,667	316,666	281,326
Fair value loss/(gain) on convertible loans	813,548	1,090,480	(12,666)	573,423
Share of associate's net loss for the year	25,027	33,546	212,578
Interest expense	93,386	125,175	117,696	105,519
Interest income	(1,564)	(2,097)	(3,369)
Gain from disposal of property, plant and equipment	209	(280)
Gain from disposal of property, plant and equipment	1,022	1,370
Unrealized currency translation (gains)/losses	(16,157)	(21,657)	60,680	(883)
Operating cash flows before movements in working capital	(1,126,834)	(1,510,408)	(1,347,106)	(965,034)
Other receivables	(108,303)	(145,169)	(433,116)	(162,050)
Trade and other payables	190,294	255,071	63,868	277,641
Cash used in operations	(1,044,843)	(1,400,506)	(1,716,354)	(849,443)
Interest received	1,564	2,097	3,369
Net cash used in operating activities	(1,043,279)	(1,398,409)	(1,712,985)	(849,443)
Investing activities
Purchase of property, plant and equipment	(353,473)	(473,795)	(582,354)	(244,725)
Purchase of intangible assets				(20,430)
Purchase of property, plant and equipment	366	490
Acquisition of an associate			(241,312)
Prepayment for the investment in equity shares				(247,899)
Net cash used in investing activities	(353,107)	(473,305)	(823,666)	(513,054)
Financing activities
Proceeds from convertible loans				1,500,000
Proceeds from issuance of ordinary shares	912,153	1,222,650	2,000,000	500,000
Proceeds from issuance of ordinary shares	223,814	300,000
Proceeds from a third party loan			350,000
Receipts from share application monies			2,000,000
Principal payment of related party borrowings	(261,116)	(350,000)
Principal payment of bank borrowings	(53,121)	(71,204)	(51,452)	(7,314)
Principal payment of lease liabilities	(5,636)	(7,555)	(7,456)	(3,645)
Interest paid	(93,386)	(125,175)	(117,696)	(105,519)
Net cash from financing activities	722,708	968,716	4,173,396	1,883,522
Net increase in cash and cash equivalents	(673,678)	(902,998)	1,636,745	521,025
Cash and cash equivalents at beginning of year	1,874,640	2,512,768	885,272	370,942
Effects of foreign currency translation on cash and cash equivalents	(22,420)	(30,052)	(9,249)	(6,695)
Cash and cash equivalents at end of year	$ 1,178,542	$ 1,579,718	$ 2,512,768	$ 885,272